Earnings per share (Details) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net income/(loss) attributable to shareholders
Net income/(loss) attributable to shareholders	SFr 647	SFr 694	SFr 303	SFr 1,341	SFr 899
Net income attributable to shareholders for basic earnings per share	647	694	303	1,341	899
Net income/(loss) attributable to shareholders for diluted earnings per share	SFr 647	SFr 694	SFr 303	SFr 1,341	SFr 899
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	2,581.9	2,586.4	2,309.6	2,584.1	2,261.9
Dilutive share options and warrants (in shares)	3.3	2.2	4.2	2.8	4.0
Dilutive share awards (in shares)	44.9	65.1	40.3	55.0	47.7
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	2,630.1	2,653.7	2,354.1	2,641.9	2,313.6
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 0.25	SFr 0.27	SFr 0.13	SFr 0.52	SFr 0.40
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.25	SFr 0.26	SFr 0.13	SFr 0.51	SFr 0.39
Weighted-average potential dilutive common shares	9.1	11.6	10.4	10.4	9.1